Condensed Financial Information of the Parent Company (Schedule of Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash provided by/(used in) operating activities	¥ (418,649)	$ (64,347)	¥ (2,239,444)	¥ (514,735)
Cash (used in)/provided by investing activities	648,306	99,644	(2,514,247)	(1,915,168)
Cash provided by/(used in) financing activities	(784,766)	(120,616)	3,627,058	3,005,838
Effect of exchange rate changes on cash and cash equivalents	(46,026)	(7,074)	110,652	67,560
Net increase/(decrease) in cash and cash equivalents	(601,135)	(92,393)	(1,015,981)	643,495
Cash and cash equivalents at the beginning of year	1,085,236	166,798	2,101,217	1,457,722
Cash and cash equivalents at the end of year	484,101	74,405	1,085,236	2,101,217
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(385)	(59)	(163)	(3,379)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash provided by/(used in) operating activities	(5,507)	(846)	(661,029)	645,364
Cash (used in)/provided by investing activities	402,418	61,850	(3,972,014)	(3,434,719)
Cash provided by/(used in) financing activities	(98,805)	(15,186)	3,264,610	2,442,860
Effect of exchange rate changes on cash and cash equivalents	(301,241)	(46,300)	281,764	113,312
Net increase/(decrease) in cash and cash equivalents	(3,135)	(482)	(1,086,669)	(233,183)
Cash and cash equivalents at the beginning of year	3,428	527	1,090,097	1,323,280
Cash and cash equivalents at the end of year	293	45	3,428	1,090,097
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders		0		0
Accrued issuance cost related to private placement		0		0
Receivables related to exercise of stock option	¥ (385)	$ (59)	¥ (163)	¥ (3,379)